UNITEDSTATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2010

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.):	[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		LaFleur & Godfrey, Inc.
Address:	2900 Charlevoix Drive
		Grand Rapids, MI  49546

Form 13F File Number:	28-12331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Daniel VanTimmeren
Title:		Vice-President
Phone:		616-942-1580

Signature, Place, and Date of Signing:

		Daniel VanTimmeren	Grand Rapids, Michigan	07/21/2010

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting

	manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     5794    73350 SH       Sole                    73350
ALCON INC COM SHS              COM              H01301102     3440    23215 SH       Sole                    23215
APACHE CORP                    COM              037411105    12635   150072 SH       Sole                   150072
BARRICK GOLD CORP              COM              067901108    20849   459120 SH       Sole                   459120
BHP BILLITON LTD SPONSORED ADR COM              088606108     2603    41995 SH       Sole                    41995
C.H. ROBINSON WORLDWIDE INC    COM              12541W209     3523    63300 SH       Sole                    63300
CATERPILLAR INC                COM              149123101      212     3526 SH       Sole                     3526
CHARLES RIV LABS INTL COM      COM              159864107      701    20500 SH       Sole                    20500
CHEVRONTEXACO CORP             COM              166764100     2392    35245 SH       Sole                    35245
CHURCH & DWIGHT INC COM        COM              171340102     4857    77444 SH       Sole                    77444
CISCO SYSTEMS INC              COM              17275R102    14624   686252 SH       Sole                   686252
CONOCOPHILLIPS                 COM              20825C104    20175   410990 SH       Sole                   410990
COPART INC COM                 COM              217204106     5402   150850 SH       Sole                   150850
DENTSPLY INTL INC NEW          COM              249030107     3876   129595 SH       Sole                   129595
ECOLAB INC COM                 COM              278865100     4503   100264 SH       Sole                   100264
EMERSON ELECTRIC CO            COM              291011104     7033   160975 SH       Sole                   160975
EXPRESS SCRIPTS                COM              302182100      524    11150 SH       Sole                    11150
EXXON  MOBIL CORP              COM              30231G102      293     5137 SH       Sole                     5137
FLIR SYSTEMS INC               COM              302445101     6531   224513 SH       Sole                   224513
FLUOR CORP NEW COM             COM              343412102     1782    41920 SH       Sole                    41920
GEN-PROBE INC NEW COM          COM              36866T103     3260    71767 SH       Sole                    71767
HARRIS CORP                    COM              413875105     5586   134118 SH       Sole                   134118
HOLOGIC INC COM                COM              436440101     1611   115622 SH       Sole                   115622
INTUITIVE SURGICAL INC         COM              46120E602     1226     3885 SH       Sole                     3885
JOHNSON & JOHNSON              COM              478160104     5012    84858 SH       Sole                    84858
KAYDON CORP                    COM              486587108      544    16550 SH       Sole                    16550
LKQ CORP COM                   COM              501889208     2595   134587 SH       Sole                   134587
MCAFEE INC COM                 COM              579064106      404    13165 SH       Sole                    13165
MEDTRONIC INC                  COM              585055106     4519   124605 SH       Sole                   124605
MONSANTO CO NEW                COM              61166W101     2927    63335 SH       Sole                    63335
NEWMONT MINING CORP            COM              651639106    16915   273970 SH       Sole                   273970
NORTHERN TRUST CORP            COM              665859104      280     6000 SH       Sole                     6000
NUVASIVE INC                   COM              670704105     1153    32515 SH       Sole                    32515
PAYCHEX INC                    COM              704326107     3346   128837 SH       Sole                   128837
PEPSICO INC                    COM              713448108     4214    69132 SH       Sole                    69132
PERRIGO CO                     COM              714290103    12904   218455 SH       Sole                   218455
PROCTER & GAMBLE CO            COM              742718109     7271   121221 SH       Sole                   121221
R.H. DONNELLEY CORP            COM              74955W307        0    12000 SH       Sole                    12000
RESMED INC COM                 COM              761152107     7157   117699 SH       Sole                   117699
RITCHIE BROS AUCTION COM       COM              767744105     1036    56855 SH       Sole                    56855
ROBERT HALF INTL INC           COM              770323103     4099   174040 SH       Sole                   174040
ROYAL BK CDA MONTREAL COM      COM              780087102     4157    86985 SH       Sole                    86985
SOUTHWESTERN ENERGY CO COM     COM              845467109     9542   246941 SH       Sole                   246941
ST JUDE MEDICAL INC            COM              790849103     1061    29390 SH       Sole                    29390
STERICYCLE INC COM             COM              858912108     4262    64990 SH       Sole                    64990
STRYKER CORP                   COM              863667101     7431   148448 SH       Sole                   148448
TELEFLEX INC                   COM              879369106     4070    74985 SH       Sole                    74985
VARIAN MED SYS INC COM         COM              92220p105    18979   363026 SH       Sole                   363026
VCA ANTECH INC COM             COM              918194101     2117    85492 SH       Sole                    85492
WABTEC CORP COM                COM              929740108      934    23408 SH       Sole                    23408
WOODWARD GOVERNOR CO           COM              980745103     5401   211556 SH       Sole                   211556
SPDR GOLD TRUST                                 78463V107     2895    23796 SH       Sole                    23796
VANGUARD BD INDEX FD SHORT TRM                  921937827     4142    51120 SH       Sole                    51120

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	53

Form 13F Information Value Total:	272798 (x$1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.



NONE